Share based compensation (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Total stock based compensation expense	$ 168,416	$ 43,809	$ 386,154